PENSION PLANS. (Details 1) - Retirement Plan [Member] $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 760
2020	790
2021	800
2022	840
2023	890
2024-28	5,100
Total expected benefit payments	$ 9,180